Segment and corporate information	6 Months Ended
Jun. 30, 2025
Segment and corporate information
Segment and corporate information

13.    Segment and corporate information

The operating segments are determined based upon how the Company manages its businesses and allocates resources with responsibilities by products and services and is aligned to the financial information that is presented on a quarterly basis to the chief operating decision maker. The Care Enablement segment is primarily engaged in the distribution of healthcare products and equipment, including R&D, manufacturing, supply chain and commercial operations, as well as supporting functions, such as regulatory and quality management. The Care Delivery segment is primarily engaged in providing healthcare services for the treatment of CKD, ESRD and other extracorporeal therapies. Care Delivery also includes the pharmaceutical products business and the income from equity method investees related to the sale of certain renal pharmaceuticals from Vifor Fresenius Medical Care Renal Pharma Ltd., which are used in the Company’s clinics to provide healthcare services to its patients. As of June 1, 2025, the Company created a new reportable segment, “Value-Based Care,” to align with recent changes to its current internal management reporting. The Value-Based Care operating segment is primarily focused on value-based kidney care, including contracting and performance management, clinical care models supported by a national network of nephrologists and tech-enabled platforms that leverage proprietary informatics and patient engagement tools. Value and risk-based care arrangements with private payors or government programs may include shared savings or losses from reductions or increases in the overall medical spend of a population under management which are accounted for in accordance with IFRS 15, Revenue from Contracts with Customers. Premiums and medical costs included in full risk arrangements, however, are accounted for in accordance with IFRS 17, Insurance Contracts. Premium revenue and claim costs are presented separately as insurance revenue and insurance costs of revenue, respectively, on the consolidated statements of income and constitute the majority of revenue and costs of revenue for the segment. Prior to June 1, 2025, discrete financial information was not provided to the chief operating decision maker on the basis of the new structure and the necessary systems and reporting changes to effect the new structure were not in place.

The Company’s Global Medical Office, which seeks to optimize medical treatments and clinical processes within the Company and supports both Care Delivery and Care Enablement, is centrally managed and its profit and loss are allocated to those specific segments. Similarly, the Company allocates costs related primarily to headquarters overhead charges, including accounting and finance as well as certain human resources, legal and IT costs, as the Company believes that these costs are attributable to, and used in the allocation of resources to, Care Delivery and Care Enablement. These costs are allocated at budgeted amounts, with the difference between budgeted and actual figures recorded at the corporate level. The Value-Based Care segment maintains its own separate finance, accounting, human resources, legal and other administrative functions and is therefore excluded from the allocation process. Additionally, certain costs, which relate mainly to shareholder activities, management activities, global internal audit and the remeasurement of certain investments and vPPAs are not allocated to a segment but are accounted for as corporate expenses. These activities do not fulfill the definition of a segment according to IFRS 8, Operating Segments, and are reported separately as Corporate (Corporate). Interest income, interest expense and tax expense are neither included within the measure of segment profit or loss reviewed by the chief operating decision maker nor otherwise regularly provided to the chief operating decision maker by segment and are therefore not included in the presented segment information.

Management evaluates each segment using measures that reflect all of the segment’s controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate measures are revenue and operating income. Services provided by the Care Delivery segment in the U.S. for patients managed under the Value-Based Care segment are provided at fair market value. The Company also transfers products from the Care Enablement segment to the Care Delivery segment at fair market value. The associated internal revenues and expenses and any remaining internally generated profit or loss for the products transferred and services provided are recorded within the operating segments initially, are eliminated upon consolidation and are included within “Inter-segment eliminations.” Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations.

Information pertaining to the Company’s segment and Corporate activities for the three and six months ended June 30, 2025 and 2024 is set forth below. The prior year figures have been restated to align to the new operating and reportable segment structure:

Segment and corporate information

in € K

	Care	Value-	Care	Total	Inter-segment
	Delivery	Based Care	Enablement	Segment	eliminations	Corporate	Total
Three months ended June 30, 2025
Revenue from healthcare services(1)	3,207,936	17,416	—	3,225,352	—	—	3,225,352
Revenue from healthcare products(1)	54,871	—	1,003,476	1,058,347	—	—	1,058,347
Revenue from contracts with customers(1)	3,262,807	17,416	1,003,476	4,283,699	—	—	4,283,699
Revenue from insurance contracts(1)	—	488,279	—	488,279	—	—	488,279
Revenue from lease contracts(1)	—	—	19,735	19,735	—	—	19,735
Revenue from external customers	3,262,807	505,695	1,023,211	4,791,713	—	—	4,791,713
Inter-segment revenue	117,875	—	324,632	442,507	(442,507)	—	—
Revenue	3,380,682	505,695	1,347,843	5,234,220	(442,507)	—	4,791,713
Costs of revenue	(2,603,301)	(486,685)	(923,025)	(4,013,011)	434,125	1,534	(3,577,352)
Research and development	—	—	(38,116)	(38,116)	—	—	(38,116)
Operating income (loss)	346,402	(8,842)	89,023	426,583	(8,382)	7,082	425,283
Interest							(74,729)
Income before income taxes							350,554
Depreciation and amortization	(243,716)	(1,435)	(109,328)	(354,479)	9,406	(16,958)	(362,031)
Impairment loss	(10,003)	82	(3,283)	(13,204)	—	—	(13,204)
Income (loss) from equity method investees	45,175	—	—	45,175	—	—	45,175
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	177,749	91	113,538	291,378	(10,942)	6,558	286,994

Three months ended June 30, 2024
Revenue from healthcare services(1)	3,307,564	21,451	—	3,329,015	—	—	3,329,015
Revenue from healthcare products(1)	49,162	—	975,521	1,024,683	—	—	1,024,683
Revenue from contracts with customers(1)	3,356,726	21,451	975,521	4,353,698	—	—	4,353,698
Revenue from insurance contracts(1)	—	393,123	—	393,123	—	—	393,123
Revenue from lease contracts(1)	—	—	19,617	19,617	—	—	19,617
Revenue from external customers	3,356,726	414,574	995,138	4,766,438	—	—	4,766,438
Inter-segment revenue	124,221	—	368,232	492,453	(492,453)	—	—
Revenue	3,480,947	414,574	1,363,370	5,258,891	(492,453)	—	4,766,438
Costs of revenue	(2,704,090)	(394,180)	(980,186)	(4,078,456)	484,439	(5,932)	(3,599,949)
Research and development	(10)	—	(45,575)	(45,585)	—	—	(45,585)
Operating income (loss)	334,886	(6,103)	65,279	394,062	(5,313)	36,040	424,789
Interest							(85,331)
Income before income taxes							339,458
Depreciation and amortization	(261,486)	(1,114)	(114,356)	(376,956)	11,167	(17,973)	(383,762)
Impairment loss	11,412	—	(14,669)	(3,257)	—	—	(3,257)
Income (loss) from equity method investees	32,639	—	—	32,639	—	—	32,639
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	217,235	150	94,791	312,176	(17,271)	5,707	300,612
(1)

These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.

Segment and corporate information (continued)

in € K

	Care	Value-	Care	Total	Inter-segment
	Delivery	Based Care	Enablement	Segment	eliminations	Corporate	Total
Six months ended June 30, 2025
Revenue from healthcare services(1)	6,458,118	43,547	—	6,501,665	—	—	6,501,665
Revenue from healthcare products(1)	132,433	—	2,005,105	2,137,538	—	—	2,137,538
Revenue from contracts with customers(1)	6,590,551	43,547	2,005,105	8,639,203	—	—	8,639,203
Revenue from insurance contracts(1)	—	991,639	—	991,639	—	—	991,639
Revenue from lease contracts(1)	—	—	42,325	42,325	—	—	42,325
Revenue from external customers	6,590,551	1,035,186	2,047,430	9,673,167	—	—	9,673,167
Inter-segment revenue	236,959	—	667,345	904,304	(904,304)	—	—
Revenue	6,827,510	1,035,186	2,714,775	10,577,471	(904,304)	—	9,673,167
Costs of revenue	(5,342,930)	(979,314)	(1,845,280)	(8,167,524)	890,606	2,090	(7,274,828)
Research and development	—	—	(81,598)	(81,598)	—	—	(81,598)
Operating income (loss)	666,399	(5,593)	183,324	844,130	(13,699)	(73,758)	756,673
Interest							(155,466)
Income before income taxes							601,207
Depreciation and amortization	(504,322)	(2,676)	(223,874)	(730,872)	20,242	(33,998)	(744,628)
Impairment loss	(17,079)	(2,192)	(5,699)	(24,970)	—	—	(24,970)
Income (loss) from equity method investees	93,008	—	—	93,008	—	—	93,008
Total assets(1)	39,706,254	590,177	14,001,499	54,297,930	(34,403,317)	11,396,571	31,291,184
thereof investment in equity method investees(1)	710,728	—	—	710,728	—	—	710,728
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	387,485	198	225,823	613,506	(20,779)	11,975	604,702

Six months ended June 30, 2024
Revenue from healthcare services(1)	6,632,301	62,050	—	6,694,351	—	—	6,694,351
Revenue from healthcare products(1)	89,052	—	1,889,715	1,978,767	—	—	1,978,767
Revenue from contracts with customers(1)	6,721,353	62,050	1,889,715	8,673,118	—	—	8,673,118
Revenue from insurance contracts(1)	—	776,051	—	776,051	—	—	776,051
Revenue from lease contracts(1)	—	—	41,791	41,791	—	—	41,791
Revenue from external customers	6,721,353	838,101	1,931,506	9,490,960	—	—	9,490,960
Inter-segment revenue	240,309	—	728,922	969,231	(969,231)	—	—
Revenue	6,961,662	838,101	2,660,428	10,460,191	(969,231)	—	9,490,960
Costs of revenue	(5,463,304)	(772,582)	(1,868,227)	(8,104,113)	958,214	(4,921)	(7,150,820)
Research and development	(22)	—	(93,364)	(93,386)	—	—	(93,386)
Operating income (loss)	502,092	15,240	135,494	652,826	(4,475)	22,451	670,802
Interest							(173,518)
Income before income taxes							497,284
Depreciation and amortization	(525,000)	(2,254)	(229,721)	(756,975)	21,499	(36,021)	(771,497)
Impairment loss	(112,249)	—	(15,716)	(127,965)	—	—	(127,965)
Income (loss) from equity method investees	61,482	—	—	61,482	—	—	61,482
Total assets(1)	45,407,957	690,418	15,522,741	61,621,116	(40,179,311)	12,454,399	33,896,204
thereof investment in equity method investees(1)	647,964	—	—	647,964	—	—	647,964
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	405,981	354	180,637	586,972	(27,449)	26,127	585,650
(1)	These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.